Segments (Details) - Schedule of the financial performance of operating segments - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Verticals and technology [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers				$ 54,932		$ 1,173
Segment operating loss					[1]	(4,128)
Non allocated expenses						(12,451)
Finance expenses and other						(7,383)
Consolidated loss before provision for income taxes						(23,962)
Mobile resource management [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers		$ 726		18
Segment operating loss			[2]	$ (7,504)	[3]
Online stock trading [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers	30					299
Segment operating loss	(3,544)						[4]
Consolidated [Member]
Segments (Details) - Schedule of the financial performance of operating segments [Line Items]
Revenues from external customers	9,563	8,935				874
Segment operating loss	(7,839)	(2,794)					[5]
Non allocated expenses	(2,131)	(1,989)
Finance expenses and other	49	(479)
Consolidated loss before provision for income taxes	$ (9,921)	$ (5,262)

[1]	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
[2]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
[3]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
[4]	Includes $1,466 of intangible assets amortization, derived from GFHI acquisition.
[5]	Includes $206 of intangible assets amortization, derived from Micronet.